Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Balance, shares (in shares) at Jun. 30, 2013	3,746,454	1,414,517
Balance at Jun. 30, 2013	$ 374,645	$ 141,452	$ 7,849,814	$ 2,584,020	$ 20,081,870
Cash dividends paid					(2,554,682)
Change in unrealized gain on available-for- sale securities (shown net of tax)				7,578
Reclassification adjustment for loss included in net income, net of tax				1,005
Net earnings for the year					1,370,394
Balance, shares (in shares) at Jun. 29, 2014	3,746,454	1,414,517
Balance at Jun. 29, 2014	$ 374,645	$ 141,452	7,849,814	2,592,603	18,020,217
Accrued dividends					(877,365)
Cash dividends paid					(2,632,095)
Change in unrealized gain on available-for- sale securities (shown net of tax)				(139,715)
Net earnings for the year					1,640,229
Balance, shares (in shares) at Jun. 28, 2015	3,746,454	1,414,517
Balance at Jun. 28, 2015	$ 374,645	$ 141,452	7,854,108	$ 2,452,888	16,150,986
Repayment of employee loan			$ 4,294
Accrued dividends					$ (877,365)